Disaggregation of Revenue (Details) - USD ($) $ in Thousands		2 Months Ended	10 Months Ended	12 Months Ended
		Mar. 14, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Successor [Member]
Total revenue			$ 5,746	$ 7,142	$ 7,142
Successor [Member] | Transferred over Time [Member]
Total revenue	[1],[2]		5,746	7,000
Successor [Member] | Transferred at Point in Time [Member]
Total revenue	[3]			142
Successor [Member] | Professional Services [Member]
Total revenue			1,186	798
Successor [Member] | Hardware [Member]
Total revenue				142
Successor [Member] | Warrant Exercise Period Condition One
Total revenue			4,560	6,202
Successor [Member] | Warrant Exercise Period Condition One | Software [Member]
Total revenue			4,560	6,202
Successor [Member] | Non Subscription Revenue [Member]
Total revenue			1,186	940
Successor [Member] | Non Subscription Revenue [Member] | Professional Services [Member]
Total revenue			1,186	798
Successor [Member] | Non Subscription Revenue [Member] | Hardware [Member]
Total revenue				$ 142
Predecessor [Member]
Total revenue		$ 1,620
Predecessor [Member] | Transferred over Time [Member]
Total revenue	[1],[2]	1,620
Predecessor [Member] | Transferred at Point in Time [Member]
Total revenue	[3]
Predecessor [Member] | Professional Services [Member]
Total revenue		416
Predecessor [Member] | Hardware [Member]
Total revenue
Predecessor [Member] | Warrant Exercise Period Condition One
Total revenue		1,204
Predecessor [Member] | Warrant Exercise Period Condition One | Software [Member]
Total revenue		1,204
Predecessor [Member] | Non Subscription Revenue [Member]
Total revenue		416
Predecessor [Member] | Non Subscription Revenue [Member] | Professional Services [Member]
Total revenue		416
Predecessor [Member] | Non Subscription Revenue [Member] | Hardware [Member]
Total revenue

[1]	Professional services are also contracted on the fixed fee and time and materials basis. Fixed fees are paid monthly, in phases, or upon acceptance of deliverables. The Company has generally elected the practical expedient to recognize revenue for the right to invoice because the Company’s right to consideration corresponds directly with the value to the customer of the performance completed to date.
[2]	Software As a Service Subscription Revenue’s performance obligation is satisfied evenly over the service period using a time-based measure because the Company is providing continuous access to its service and service is recognized over time.
[3]	Hardware revenue is recognized at a point in time when the control over the goods transfers to the customer - upon delivery to the customers.